Financing (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Financing
Note 6 - Financing

Our debt, issued by us, ESI and Medco Health Solutions, Inc. (“Medco”), net of unamortized discounts, premiums and financing costs, consists of:

			September 30, 2017	December 31, 2016
Long-term Debt	Issuer	Basis Points(1)	Carrying Amount (in millions)
Senior notes(2)
$500.0 million, 1.250% senior notes due June 2017(3)	Express Scripts	10	$—	$499.6
$1,200.0 million, 7.125% senior notes due March 2018(3)	Medco	50	845.9	868.8
$1,000.0 million, 2.250% senior notes due June 2019(3)	Express Scripts	15	996.6	995.1
$500.0 million, 7.250% senior notes due June 2019(3)	ESI	50	336.6	336.2
$500.0 million, 4.125% senior notes due September 2020(3)	Medco	25	503.2	504.0
$500.0 million, 3.300% senior notes due February 2021(3)	Express Scripts	35	496.6	495.9
$1,250.0 million, 4.750% senior notes due November 2021(3)	Express Scripts	45	1,241.0	1,239.5
$1,000.0 million, 3.900% senior notes due February 2022(3)	Express Scripts	40	986.3	984.1
$1,000.0 million, 3.000% senior notes due July 2023(3)	Express Scripts	25	993.3	992.5
$1,000.0 million, 3.500% senior notes due June 2024(3)	Express Scripts	20	989.4	988.3
$1,500.0 million, 4.500% senior notes due February 2026(3)	Express Scripts	45	1,482.6	1,481.2
$1,500.0 million, 3.400% senior notes due March 2027(4)	Express Scripts	30	1,489.6	1,488.7
$700.0 million, 6.125% senior notes due November 2041(3)	Express Scripts	50	444.2	444.0
$1,500.0 million, 4.800% senior notes due July 2046(3)	Express Scripts	40	1,483.4	1,483.0
Total senior notes			12,288.7	12,800.9
Term loan
$3,000.0 million, term loan due April 2020(5)	Express Scripts	N/A	2,619.1	2,767.4
Total debt			14,907.8	15,568.3
Current maturities of debt
$500.0 million, 1.250% senior notes due June 2017(2)(3)	Express Scripts	10	—	499.6
$1,200.0 million, 7.125% senior notes due March 2018(2)(3)	Medco	50	845.9	—
$3,000.0 million, term loan due April 2020(5)	Express Scripts	N/A	335.2	222.7
Total current maturities of long-term debt			1,181.1	722.3
Total long-term debt			$13,726.7	$14,846.0

(1)
All senior notes are redeemable prior to maturity at a price equal to the greater of (1) 100% of the aggregate principal amount of any notes being redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest on the notes being redeemed discounted to the redemption date on a semiannual basis (assuming a 360-day year consisting of twelve 30-day months) at the treasury rate plus the basis points as indicated, plus in each case, unpaid interest on the notes being redeemed accrued to the redemption date.

(2)
All senior notes are jointly and severally and fully and unconditionally (subject to certain customary release provisions, including sale, exchange, transfer or liquidation of the guarantor subsidiary) guaranteed on a senior unsecured basis by Express Scripts (if issued by either Medco or ESI) and by most of our current and future 100% owned domestic subsidiaries.

(3)	Senior notes require interest to be paid semi-annually, commencing six months subsequent to issuance.
(4)	Senior notes require interest to be paid semi-annually in March and September.
(5)	The 2015 five-year term loan (as defined below) had average interest rates of 2.48% and 1.80% as of September 30, 2017 and December 31, 2016, respectively.
Bank credit facilities. In April 2015, we entered into a credit agreement (the “credit agreement”) providing for a five-year $2.0 billion revolving credit facility (the “2015 revolving facility”) and a five-year $3.0 billion term loan (the “2015 five-year term loan”). At September 30, 2017, no amounts were outstanding under the 2015 revolving facility. We make quarterly principal payments on the 2015 five-year term loan. At September 30, 2017, $337.5 million of the 2015 five-year term loan, and a proportionate amount of unamortized financing costs, was considered current maturities of long-term debt.

The credit agreement requires interest to be paid, at our option, at LIBOR or an adjusted base rate, plus applicable margin. The applicable margin over LIBOR ranges from 0.900% to 1.300% for the 2015 revolving facility, depending on our consolidated leverage ratio, and ranges from 1.000% to 1.500% for the 2015 five-year term loan, depending on our consolidated leverage ratio. The applicable margin over the adjusted base rate ranges from 0.000% to 0.300% for the 2015 revolving facility, and 0.000% to 0.500% for the 2015 five-year term loan. We are required to pay commitment fees on the 2015 revolving facility, which range from 0.100% to 0.200% of the revolving loan commitments, depending on our consolidated leverage ratio.

We have two additional credit agreements, each providing for an uncommitted revolving credit facility: $150.0 million executed August 2015 and amended most recently in May 2017 with a termination date of May 2018, and $130.0 million executed May 2017 with a termination date of May 2018. At September 30, 2017, no amounts were drawn under either facility. In April 2017, we terminated a separate $130.0 million uncommitted revolving credit facility executed December 2014 and amended October 2015 and April 2016.

Covenants. Our bank financing arrangements and senior notes contain certain customary covenants that restrict our ability to incur additional indebtedness, create or permit liens on assets and engage in mergers or consolidations. The covenants related to bank financing arrangements also include, among other things, a maximum leverage ratio. The 7.125% senior notes due March 2018 issued by Medco are also subject to an interest rate adjustment in the event of a downgrade in our credit ratings to below investment grade. At September 30, 2017, we were in compliance with all covenants associated with our debt instruments.

5. Financing

Our debt, issued by us, ESI and Medco, net of unamortized discounts, premiums and financing costs, consists of:

			December 31,
			2016	2015
Long-term Debt	Issuer	Basis Points(1)	Carrying Amount (in millions)
Senior notes(2)
$1,500.0 million, 3.125% senior notes due May 2016(3)	ESI	20	$—	$1,498.7
$1,500.0 million, 2.650% senior notes due February 2017(3)	Express Scripts	35	—	1,494.4
$500.0 million, 1.250% senior notes due June 2017(3)	Express Scripts	10	499.6	498.6
$1,200.0 million, 7.125% senior notes due March 2018(3)	Medco	50	868.8	1,296.9
$1,000.0 million, 2.250% senior notes due June 2019(3)	Express Scripts	15	995.1	993.1
$500.0 million, 7.250% senior notes due June 2019(3)	ESI	50	336.2	497.4
$500.0 million, 4.125% senior notes due September 2020(3)	Medco	25	504.0	504.9
$500.0 million, 3.300% senior notes due February 2021(3)	Express Scripts	35	495.9	—
$1,250.0 million, 4.750% senior notes due November 2021(3)	Express Scripts	45	1,239.5	1,237.5
$1,000.0 million, 3.900% senior notes due February 2022(3)	Express Scripts	40	984.1	981.3
$1,000.0 million, 3.000% senior notes due July 2023(3)	Express Scripts	25	992.5	—
$1,000.0 million, 3.500% senior notes due June 2024(3)	Express Scripts	20	988.3	986.8
$1,500.0 million, 4.500% senior notes due February 2026(3)	Express Scripts	45	1,481.2	—
$1,500.0 million, 3.400% senior notes due March 2027(4)	Express Scripts	30	1,488.7	—
$700.0 million, 6.125% senior notes due November 2041(3)	Express Scripts	50	444.0	692.5
$1,500.0 million, 4.800% senior notes due July 2046(3)	Express Scripts	40	1,483.0	—
Total senior notes			12,800.9	10,682.1
Term loans
$2,500.0 million, term loan due April 2017(5)	Express Scripts	N/A	—	1,995.5
$3,000.0 million, term loan due April 2020(5)	Express Scripts	N/A	2,767.4	2,915.1
Total term loans			2,767.4	4,910.6
Total debt			15,568.3	15,592.7
Current maturities of debt
$1,500.0 million, 3.125% senior notes due May 2016(2)(3)	ESI	20	—	1,498.7
$500.0 million, 1.250% senior notes due June 2017(2)(3)	Express Scripts	10	499.6	—
$3,000.0 million, term loan due April 2020(5)	Express Scripts	N/A	222.7	147.7
Total current maturities of long-term debt			722.3	1,646.4
Total long-term debt			$14,846.0	$13,946.3

(1)
All senior notes are redeemable prior to maturity at a price equal to the greater of (1) 100% of the aggregate principal amount of any notes being redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest on the notes being redeemed discounted to the redemption date on a semiannual basis (assuming a 360-day year consisting of twelve 30-day months) at the treasury rate plus the basis points as indicated, plus in each case, unpaid interest on the notes being redeemed accrued to the redemption date.

(2)
All senior notes are jointly and severally and fully and unconditionally (subject to certain customary release provisions, including sale, exchange, transfer or liquidation of the guarantor subsidiary) guaranteed on a senior unsecured basis by Express Scripts (if issued by either Medco or ESI) and by most of our current and future 100% owned domestic subsidiaries.

(3)	Senior notes require interest to be paid semi-annually, commencing six months subsequent to issuance.
(4)	Senior notes require interest to be paid semi-annually, commencing with September 2016.
(5)
The 2015 five-year term loan (defined below) had an average interest rate of 1.80% as of December 31, 2016. The 2015 two-year term loan (defined below) and 2015 five-year term loan had average interest rates of 1.33% and 1.45%, respectively, as of December 31, 2015.

Bank credit facilities. In April 2015, we entered into a credit agreement (the “2015 credit agreement”) providing for a five-year $2,000.0 million revolving credit facility (the “2015 revolving facility”), a two-year $2,500.0 million term loan (the “2015 two-year term loan”) and a five-year $3,000.0 million term loan (the “2015 five-year term loan”). We used the proceeds, which included $1,100.0 million drawn on the 2015 revolving facility in addition to the 2015 two-year term loan and the 2015 five-year term loan, to repay our 2011 term loan, terminate the commitments under our 2011 revolving facility, enter into an accelerated share repurchase agreement and for other general corporate purposes. At December 31, 2016, no amounts were drawn under the 2015 revolving facility. In 2015, we repaid $500.0 million under the 2015 two-year term loan. In 2016, we repaid the remaining $2,000.0 million principal under the 2015 two-year term loan. We make quarterly principal payments on the 2015 five-year term loan. At December 31, 2016, $225.0 million of the 2015 credit agreement, and a proportionate amount of unamortized financing costs, was considered current maturities of long-term debt.

The 2015 credit agreement requires interest to be paid, at our option, at LIBOR or an adjusted base rate, plus, in each case, applicable margin. Depending on our consolidated leverage ratio, the applicable margin over LIBOR ranges from 0.900% to 1.300% for the 2015 revolving facility, 0.875% to 1.375% for the 2015 two-year term loan and 1.000% to 1.500% for the 2015 five-year term loan. The applicable margin over the adjusted base rate ranges from 0.000% to 0.300% for the 2015 revolving facility, 0.000% to 0.375% for the 2015 two-year term loan and 0.000% to 0.500% for the 2015 five-year term loan. We are required to pay commitment fees on the 2015 revolving facility, which range from 0.100% to 0.200% of the revolving loan commitments, depending on our consolidated leverage ratio.

We have two additional credit agreements, each providing for an uncommitted revolving credit facility: $150.0 million executed August 2015 and amended May 2016 with a termination date of May 2017, and $130.0 million executed December 2014 and amended October 2015 and April 2016 with a termination date of April 2017. As of December 31, 2016, no amounts were drawn under either facility.

Senior notes. In February 2016, we issued senior notes (the “February 2016 Senior Notes”) consisting of:

•	$500.0 million aggregate principal amount of 3.300% senior notes due February 2021
•	$1,500.0 million aggregate principal amount of 4.500% senior notes due February 2026

We used the net proceeds from the sale of the February 2016 Senior Notes to complete a tender offer and follow-on redemption of our 3.125% senior notes due May 2016 (which were fully redeemed in April 2016), to enter into an accelerated share repurchase agreement and for other general corporate purposes.

In March 2016, we completed the tender offer for $934.7 million of our $1,500.0 million aggregate principal amount of 3.125% senior notes due May 2016 using the proceeds of the February 2016 Senior Notes, and wrote off the associated amount of discounts and financing costs. In April 2016, we completed the redemption of the remaining $565.3 million aggregate principal. These notes were redeemed at a redemption price equal to the sum of the present values of the remaining scheduled payments of principal and interest on the notes being redeemed, not including unpaid interest accrued to the redemption date, discounted to the redemption date on a semiannual basis at the treasury rate plus 20 basis points, plus unpaid interest of the notes being redeemed accrued to the redemption date. Total cash payments, excluding accrued interest, related to these notes were $1,506.7 million, which included $6.7 million of repayment costs.

In July 2016, we issued senior notes (the “July 2016 Senior Notes”) consisting of:

•	$1,000.0 million aggregate principal amount of 3.000% senior notes due July 2023
•	$1,500.0 million aggregate principal amount of 3.400% senior notes due March 2027
•	$1,500.0 million aggregate principal amount of 4.800% senior notes due July 2046

We used a portion of the net proceeds from the sale of the July 2016 Senior Notes for the following:

•	To repay $1,500.0 million of our $2,500.0 million aggregate principal 2015 two-year term loan.
•
To complete a tender offer for $1,104.8 million and redeem the remaining $395.2 million of our $1,500.0 million aggregate principal amount of 2.650% senior notes due February 2017. These notes were redeemed at a redemption price equal to the sum of the present values of the remaining scheduled payments of principal and interest on the notes being redeemed, not including unpaid interest accrued to the redemption date, discounted to the redemption date on a semiannual basis at the treasury rate plus 35 basis points, plus unpaid interest of the notes being redeemed accrued to the redemption date.

•
To complete a tender offer for $368.6 million of our $1,200.0 million aggregate principal amount of 7.125% senior notes due March 2018, $162.6 million of $500.0 million aggregate principal amount of 7.250% senior notes due June 2019 and $251.3 million of $700.0 million aggregate principal amount of 6.125% senior notes due November 2041.

In each of the above instances, we wrote off the associated amount of discounts, premiums and financing costs. Total cash payments related to the above, excluding accrued interest, were $3,919.6 million, which included approximately $136.0 million of repayment costs. We used the remaining proceeds for general corporate purposes.

Financing costs. Following is the gross amount recognized and the related weighted-average period of amortization of our financing costs:

	Financing costs (in millions)	Weighted- average period of amortization (in years)
June 2009 Senior Notes(1)	$13.3	5.2
November 2011 Senior Notes(2)	29.9	12.1
February 2012 Senior Notes(3)	22.5	6.2
June 2014 Senior Notes(4)	18.6	6.6
February 2016 Senior Notes	16.0	8.8
July 2016 Senior Notes	33.0	17.0
2015 credit agreement	28.0	4.0

(1)	Includes $500.0 million, 7.250% senior notes due June 2019.
(2)	Includes $1,250.0 million, 4.750% senior notes due November 2021 and $700.0 million, 6.125% senior notes due November 2041.
(3)	Includes $1,500.0 million, 2.650% senior notes due February 2017 and $1,000.0 million, 3.900% senior notes due February 2022.
(4)	Includes $500.0 million, 1.250% senior notes due June 2017, $1,000.0 million, 2.250% senior notes due June 2019, and $1,000.0 million, 3.500% senior notes due June 2024.

Financing costs of $36.1 million related to the 2011 term loan were written off during 2015, of which only $9.2 million had not previously been amortized.

Covenants. Our bank financing arrangements and senior notes contain certain customary covenants that restrict our ability to incur additional indebtedness, create or permit liens on assets and engage in mergers or consolidations. The covenants related to bank financing arrangements also include, among other things, a maximum leverage ratio. The 7.125% senior notes due 2018 issued by Medco are also subject to an interest rate adjustment in the event of a downgrade in the ratings to below investment grade. At December 31, 2016, we were in compliance with all covenants associated with our debt instruments.

Schedule of maturities. Following is a schedule of maturities, excluding unamortized discounts, premiums and financing costs, for our long-term debt as of December 31, 2016 (in millions):

Year Ended December 31,	Maturities of Long-term Debt
2017	$725.0
2018	1,206.4
2019	2,537.4
2020	1,475.0
2021	1,750.0
Thereafter	7,948.7
Total	$15,642.5